Derivative Liability (Details Narrative) - USD ($)		12 Months Ended
	Sep. 25, 2017	Jul. 31, 2019	Jul. 31, 2018	Oct. 10, 2017	Nov. 30, 2015	Oct. 31, 2015
Change in fair value of warrant liabilities			$ 459,000
2015 Private Placement Financing [Member]
Number of warrants issued					20,376,219	20,376,219
Number of warrants to purchase common stock	1,599,135			268,909
Number of warrants exercised during period	118,057
Issuance of share of common stock	63,811